Amounts Recognized in Consolidated Balance Sheets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Noncurrent assets	¥ 2,219	¥ 1,769
Noncurrent liabilities	(221,259)	(234,581)
Ending balance	(219,040)	(232,812)
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Noncurrent assets	1,903	4,399
Current liabilities	(2,462)	(2,943)
Noncurrent liabilities	(86,350)	(71,958)
Ending balance	¥ (86,909)	¥ (70,502)